Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Cash
Cash on hand	$ 310		$ 444
Bank deposits	19,103		13,243
Cash	19,413		13,687
Cash equivalents (with maturities of less than three months)
Commercial paper	8,505		16,887
Time deposits	8,025		2,884
Negotiable certificates of deposit	1,000		2,800
Stimulus vouchers	1		2
Cash equivalents	17,531		22,573
Cash and cash equivalents	$ 36,944	$ 1,178	$ 36,260	$ 1,156	$ 33,824	$ 50,193